Purchase of Membership Interest in Etheralabs LLC (Details) - USD ($)	1 Months Ended
	Feb. 28, 2023	May 25, 2022	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Purchase of Membership Interest in Etheralabs LLC (Details) [Line Items]
Common stock shares (in Shares)	2,550,000
Common stock value	$ 104,550		$ 126,890	$ 114,579	$ 100,886
Line of credit		$ 300,000
Intereste related party debt		$ 41
Etheralabs L L C [Member]
Purchase of Membership Interest in Etheralabs LLC (Details) [Line Items]
Ownership interest		51.00%
Etheralabs LLC [Member]
Purchase of Membership Interest in Etheralabs LLC (Details) [Line Items]
Agreement acquire rate	51.00%